SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 CNY (¥)
RMB
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits | ¥	¥ 11,098,019						¥ 6,258,846
USD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits	3,902,931	$ 555,297
HKD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits	50,223		$ 55,606
JPY
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits	2,000			¥ 44,643
EUR
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits	1,206				€ 147
SGD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits	54,384					$ 9,963
In PRC | RMB
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits | ¥	11,046,705
In PRC | USD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits		506,552
In Hong Kong SAR | RMB
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits | ¥	49,357
In Hong Kong SAR | USD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits		41,409
In Hong Kong SAR | HKD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits			24,350
In Hong Kong SAR | JPY
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits | ¥				¥ 44,643
In Hong Kong SAR | EUR
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits | €					€ 147
In Macau SAR | HKD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits			$ 31,256
In US | USD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits		106
In Singapore | RMB
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits | ¥	¥ 1,957
In Singapore | USD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits		$ 7,230
In Singapore | SGD
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, restricted cash and time deposits						$ 9,963